BUSINESS COMBINATIONS - Impact of the acquisition of Omnia (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Loss recognized as result of remeasure to fair value equity interest in acquiree held by acquirer before business combination	$ 862	$ (5,624)	$ (6,602)
Omnia
Disclosure of detailed information about business combination [line items]
Loss recognized as result of remeasure to fair value equity interest in acquiree held by acquirer before business combination	$ 1,800